Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Significant Accounting Policies [Line Items]
Adjustment amounts on gross basis in revenues and expenses	$ 405	$ 346	$ 303
Advertising expenses	$ 527	$ 507	$ 508